PREPAYMENTS AND OTHER CURRENT ASSETS (Details)		1 Months Ended				12 Months Ended
	Jan. 22, 2014 shares	Dec. 31, 2020 USD ($) shares	May 31, 2019 CNY (¥) shares	May 31, 2019 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 17, 2017 CNY (¥)
Derivative [Line Items]
Receivables related to disposal of Property, plant and equipment						¥ 111,803,786				$ 17,544,454	¥ 92,734,513
Prepaid insurance premium						111,537,184					112,884,194
Loan receivable						1,689,102,074				265,056,974	1,051,561,153
Receivables related to At-The-Market offering											641,065,394
Less: Allowance for doubtful accounts						(5,521,143)					(9,588,242)
Total						2,435,056,434				$ 382,113,491	3,020,592,138
Issuance of shares (in shares) | shares			18,687,500	18,687,500	16,560,000			5,976,272
Proceeds from issuance of ordinary shares			¥ 488,950,000	$ 70,900,000	$ 71,100,000	¥ 641,065,394	$ 100,597,149		¥ 488,950,795
Debt Instrument, Term						1 year	1 year	1 year	1 year
Interest rate												7.37%
Debt, face amount									¥ 300,000,000			¥ 300,000,000
Due from related parties									¥ 91,416,575		75,930,094
Loan receivables in cash						¥ 25,900,000
American Depositary Shares
Derivative [Line Items]
Issuance of shares (in shares) | shares	3,750,000	1,494,068	4,671,875	4,671,875	4,140,000			1,494,068
Loan One
Derivative [Line Items]
Interest rate									4.35%
Debt, face amount									¥ 20,000,000
Loan Two
Derivative [Line Items]
Interest rate									4.35%
Debt, face amount									¥ 68,331,364
At-the-market offering
Derivative [Line Items]
Issuance of shares (in shares) | shares		5,976,272
Proceeds from issuance of ordinary shares | $		$ 98,250,000						$ 98,300,000
Poyang Luohong
Derivative [Line Items]
Amount of deposits for group's product sales						50,000,000.0
Foreign exchange option
Derivative [Line Items]
Value-added tax deductible						1,705,159,390					1,228,162,128
Deposit for customer duty, bidding and others						142,442,456					308,375,568
Prepayment for income tax						129,930,632					272,139,601
Receivables related to disposal of Property, plant and equipment						111,803,786					92,734,513
Receivables related to discount from a supplier						110,050,019					36,376,908
Prepayment of electricity and others						91,333,536					202,359,031
Prepaid insurance premium						6,674,545					9,095,273
Employee advances						6,274,473					5,385,718
Rental deposit and prepayment						3,606,294					5,517,324
Receivable of option exercised						1,169,427					9,142,819
Prepaid professional service fee						306,799					400,157
Loan receivable						0					75,930,094
Receivables related to At-The-Market offering						0					641,065,394
Others						131,826,220					143,495,852
Less: Allowance for doubtful accounts						(5,521,143)					(9,588,242)
Total						¥ 2,435,056,434					¥ 3,020,592,138
Maturity period of derivative						12 months	12 months